SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Note payable to former service provider for past due account payable (current)	$ 90,000	$ 90,000	$ 90,000
Note payable for settlement of debt (long-term)	500,000	500,000	500,000
Small Business Administration loans	143,000	143,000	134,636
Total	$ 733,000	$ 733,000	$ 724,636